SUMMARY OF ACCOUNTING POLICIES - Summary of potential stock issuances under various options, and warrants (Details 1)	3 Months Ended		9 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Accounting Policies [Abstract]
Warrants	14,426,354	17,526,354	14,426,354	17,526,354
Employee options	124,382,605	96,892,325	124,382,605	96,892,325
Total number of potential stock issuances under various options, and warrants	138,808,959	114,418,679	138,808,959	114,418,679